Derivatives Instruments (Details) - Schedule of derivative instruments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of derivative instruments [Abstract]
Cost of revenues		$ (26)	$ (25)
Sales and marketing		(15)	(16)
General and administrative		(6)	(6)
Total expenses (income)		$ (47)	$ (47)